Capital Stock	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Capital Stock
The authorized share capital of Teekay Tankers Ltd. at December 31, 2024 was 100.0 million preference shares (December 31, 2023 - 100.0 million shares), with a par value of $0.01 per share (December 31, 2023 - $0.01 per share), 485.0 million Class A common shares (December 31, 2023 - 485.0 million shares), with a par value of $0.01 per share (December 31, 2023 - $0.01 per share), and 100.0 million Class B common shares (December 31, 2023 - 100.0 million shares), with a par value of $0.01 per share (December 31, 2023 - $0.01 per share). A Class A common share entitles the holder to one vote per share while a Class B common share entitles the holder to five votes per share, subject to a 49% aggregate Class B common share voting power maximum. As at December 31, 2024, the Company had 29,734,640 Class A common shares (December 31, 2023 – 29,467,111 shares), 4,625,997 Class B common shares (December 31, 2023 – 4,625,997 shares) and no preference shares (December 31, 2023 – nil) issued and outstanding.

Commencing in May 2023, the Company's Board of Directors approved the initiation of a regular, fixed quarterly cash dividend in the amount of $0.25 per outstanding Class A and B common share, with the initial dividend declared for the quarter ended March 31, 2023. In addition, the Company's Board of Directors declared a special cash dividend of $2.00 per common share in May 2024 and a special cash dividend of $1.00 per common share in May 2023. The declaration and payment of any further dividends is subject to the discretion of the Company's Board of Directors and subject to change. Subject to preferences that may apply to any preference shares outstanding at the time, the holders of Class A common shares and Class B common shares are entitled to share equally in any dividends that the Board of Directors declares from time to time out of funds legally available for dividends. In addition, in May 2023, the Company's Board of Directors authorized a share repurchase program for the repurchase of up to $100 million of the Company's outstanding Class A common shares, to be utilized at the Company's discretion.

Upon the Company’s liquidation, dissolution or winding-up, the holders of Class A common shares and Class B common shares shall be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preference shares. The Company’s Class A common shares are not convertible into any other shares of the Company’s share capital. Each Class B common share is convertible at any time at the option of the holder thereof into one Class A common share. Upon any transfer of Class B common shares to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such Class B common shares shall automatically convert into Class A common shares upon such transfer. In addition, all Class B common shares will automatically convert into Class A common shares if the aggregate number of outstanding Class A common shares and Class B common shares beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding common shares. All such conversions will be effected on a one-for-one basis.
Equity-based Compensation
In March 2023, the Company adopted a 2023 Long-Term Incentive Plan (or the 2023 Plan) and suspended its 2007 Long-Term Incentive Plan (or the Prior Plan). The Company may issue up to 600,000 Class A common shares pursuant to the 2023 Plan, in addition to up to an aggregate of 1,291,416 shares that were previously reserved for issuance under the Prior Plan and either available or subject to outstanding awards (to the extent such awards terminate without the issuance of vested and non-forfeitable shares). As at December 31, 2024, the Company had reserved a total of 1,891,416 Class A common shares for issuance pursuant to awards granted under the plans (December 31, 2023 – 1,891,416 shares). For the year ended December 31, 2024, a total of 5,512 Class A common shares (2023 – 8,188 shares; 2022 – 16,648 shares) were granted to the Company’s non-management directors as part of their annual compensation, of which 1,378 shares (2023 – 2,047 shares; 2022 – 6,097 shares) were issued. The compensation cost relating to the granting of such shares has been included in general and administrative expenses in the Company's consolidated statements of income in the amounts of $0.4 million, $0.3 million, and $0.3 million for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company also grants options and restricted stock units as incentive-based compensation under the 2023 Plan to certain eligible officers, employees and non-management directors of the Company. The compensation cost of the Company‘s equity-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of income.

During 2024, 2023 and 2022, no stock options were granted by the Company.

A summary of the Company’s stock option information for the years ended December 31, 2024, 2023, and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	424,328	14.52	491,098	14.82	571,805	14.36
Granted	—	—	—	—	—	—
Exercised	(169,181)	17.10	(66,770)	16.78	(80,707)	11.54
Forfeited / expired	—	—	—	—	—	—
Outstanding - end of year	255,147	12.80	424,328	14.52	491,098	14.82

Exercisable - end of year	255,147	12.80	424,328	14.52	491,098	14.82
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2024, 2023 and 2022 is as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	—	—	—	—	71,732	8.00
Granted	—	—	—	—	—	—
Vested	—	—	—	—	(71,732)	8.00
Forfeited / expired	—	—	—	—	—	—
Outstanding non-vested stock options - end of year	—	—	—	—	—	—

As of December 31, 2024, 2023 and 2022, there were no unrecognized compensation costs related to non-vested stock options granted. During the year ended December 31, 2024, the Company recognized $nil (2023 - $nil; 2022 - $38,216) of expenses related to the stock options granted to the officers of the Company and to certain employees of Teekay subsidiaries that provide services to the Company.

As at December 31, 2024, the intrinsic value of the outstanding in-the-money stock options was $6.9 million (December 31, 2023 - $15.0 million; December 31, 2022 - $8.0 million) and the intrinsic value of the exercisable stock options was $6.9 million (December 31, 2023 - $15.0 million; December 31, 2022 - $8.0 million). As at December 31, 2024, the weighted-average remaining life of options vested and expected to vest was 3.3 years (December 31, 2023 - 4.0 years; December 31, 2022 - 4.9 years) and the weighted-average remaining life of the exercisable stock options was 3.3 years (December 31, 2023 - 4.0 years; December 31, 2022 - 4.9 years).

During 2024, the Company granted 41,638 (2023 - 63,699; 2022 - 104,185) restricted stock units to the officers and employees of the Company, with an aggregate fair value of $3.0 million (2023 - $2.3 million; 2022 - $1.9 million). Each restricted stock unit is equal in value to one Class A common share plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement and certain conditions are met, and in that case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common shares.

For the year ended December 31, 2024, the Company recorded an expense of $3.3 million (2023 - $2.6 million; 2022 - $2.3 million) related to restricted stock units in general and administrative expenses in the Company's consolidated statements of income. During the year ended December 31, 2024, 0.1 million restricted stock units (2023 - 0.1 million; 2022 - 83,132) with a market value of $9.2 million (2023 - $4.0 million; 2022 - $1.5 million) vested and that amount, net of withholding taxes, was paid to the grantees by issuing 84,117 Class A common shares (2023 - 67,929 shares; 2022 - 48,508 shares). As of December 31, 2024, the Company had 48,779 unvested restricted stock units (2023 - 0.2 million; 2022 - 0.2 million).